Goodwill And Other Intangible Assets	12 Months Ended	5 Months Ended
	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Goodwill And Other Intangible Assets

Note 9.  Goodwill and Other Intangible Assets

In connection with the 363 Transaction we recorded goodwill of $1,361 million. No adjustments to the carrying amount of goodwill were recorded during the year ended December 31, 2010 and the period from June 10, 2009 to December 31, 2009. We have one operating segment, which is also our only reporting unit.

In connection with the 363 Transaction, we recognized $3,219 million of intangible assets for brand names, dealer networks, favorable operating lease contracts, patented and unpatented technology, software and other intangibles acquired from Old Carco. Also in connection with the 363 Transaction, Fiat provided rights to intellectual property which we valued at $320 million as of June 10, 2009. Our intangible assets subject to amortization primarily represent the dealer networks, intellectual property rights, patented and unpatented technology, favorable operating lease contracts and software. During the year ended December 31, 2010 and the period from June 10, 2009 to December 31, 2009, additions of $267 million and $41 million, respectively, were recognized with a weighted-average amortization period of 9 years and 5 years, respectively.

The components of other intangible assets as of December 31 were as follows (in millions of dollars):

	Range of Useful Lives (years)	2010
		Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets
Brand names	Indefinite	$2,210	$-	$2,210
Dealer networks	20	392	31	361
Fiat contributed intellectual property rights	10	320	50	270
Other intellectual property rights	1 - 12	252	4	248
Patented and unpatented technology	4 - 10	208	53	155
Favorable operating lease contracts	1 - 17	209	158	51
Software and other	1 - 8	277	68	209

Total		$3,868	$364	$3,504

	Range of Useful Lives (years)	2009
		Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets
Brand names	Indefinite	$2,210	$-	$2,210
Dealer networks	20	388	11	377
Fiat contributed intellectual property rights	10	320	18	302
Other intellectual property rights	4 - 6	55	-	55
Patented and unpatented technology	4 - 10	208	19	189
Favorable operating lease contracts	1 - 17	200	76	124
Software and other	1 - 8	211	24	187

Total		$3,592	$148	$3,444

The following presents the amount of intangible asset amortization expense included in the respective financial statement captions of the accompanying Consolidated Statements of Operations (in millions of dollars):

	Financial Statement Caption	Year Ended December 31, 2010	Period from June 10, 2009 to December 31, 2009
Favorable operating lease contracts	Revenues, Net	$71	$74
Patented and unpatented technology, intellectual property, software and other	Cost of Sales	115	61
Dealer networks and other	Selling, Administrative and Other Expenses	24	11

	Total	$210	$146

Based on the gross carrying amount of other intangible assets as of December 31, 2010, the estimated future amortization expense for the next five years is as follows (in millions of dollars): 2011 - $171; 2012 - $148; 2013 - $145; 2014 - $135 and 2015 - $121.

Note 8.  Goodwill and Intangible Assets, Net

The accounting guidance for goodwill requires the Company to evaluate goodwill for possible impairment at least annually or whenever changes in circumstances indicate goodwill may be impaired. If the book value of the Company's reporting unit exceeds its estimated fair value, the Company must compare the implied fair value of goodwill to its book value to determine if impairment is required. The Company completes its annual evaluation of goodwill as of July 1.

The Company completed its evaluation of goodwill as of July 1, 2008 and again in the fourth quarter of 2008 as a result of the deterioration in the Company's revenues and the ongoing volatility in the U.S. economy, in general, and in the automotive industry in particular, using a two-step process. The first step of the impairment test compared the fair value of the Automotive reporting unit to its carrying value. The fair value of the reporting unit was determined using a discounted cash flow methodology based on its projected financial results considering the deteriorating economic conditions and the weakening U.S. automotive market. The Company concluded that the carrying values of the net assets of the Automotive reporting unit exceeded the estimated fair value of the unit as of July 1, 2008 and in the fourth quarter of 2008, indicating a potential impairment. As a result, the Company proceeded to the second step of the impairment test, and performed a preliminary calculation as of July 1, 2008, of the implied fair value of goodwill by deducting the fair value of all assets and liabilities, excluding goodwill, of the Automotive reporting unit from the fair value of the unit as determined in the first step. The Company concluded that the preliminary calculation of the implied fair value of goodwill was less than the carrying value as of July 1, 2008 and recorded a non-cash goodwill impairment charge of $1,195 million during the third quarter of 2008. In the fourth quarter of 2008, the Company calculated the implied fair value of goodwill based on independent third party appraisals and determined that the implied fair value was less than the carrying value and recorded an additional non-cash goodwill impairment charge of $6,312 million during the fourth quarter of 2008 to write off the remainder of the goodwill balance. The impairment charges are included in Impairment of Goodwill in the accompanying Consolidated Statements of Operations. There were no additions or adjustments to goodwill for the period from January 1, 2009 to June 9, 2009.

Changes in the carrying amount of goodwill for the year ended December 31, 2008 were as follows (in millions of dollars):

Balance at beginning of period	$7,094

Adjustments to fair value allocations	641

Adjustments to accruals established in purchase accounting, primarily restructuring and tax	(228)

Balance before impairment charge	7,507

Impairment	(7,507)

Balance at end of period	$-

The Company completes its annual evaluation of indefinite-lived brand name intangible assets as of July 1, in accordance with the guidance for indefinite-lived intangible assets. Each brand name is its own unit of account and is therefore tested for impairment separately. An impairment loss is recognized to the extent that the carrying amount exceeds the asset's fair value. Consistent with its goodwill impairment test, the Company completed its evaluation of indefinite-lived brand name intangible assets as of July 1, 2008 and again in the fourth quarter of 2008 as a result of the deterioration in the Company's revenues. In addition, as a result of the Company's Chapter 11 Proceedings, the continuing deterioration in the Company's revenues and the ongoing volatility in the U.S. economy, in general, and in the automotive industry in particular, the Company completed an evaluation of its indefinite-lived intangible assets as of June 9, 2009.

The relief from royalty method was used to calculate the fair value of brand names. The significant assumptions used in this method included (i) royalty rates based on licensing arrangements for the use of brands and trademarks in the automotive industry and related industries and (ii) forecasted revenue for each brand name (Chrysler, Jeep, Dodge and MOPAR), considering the current economic conditions and the weakening U.S. automotive market. As a result, during the year ended December 31, 2008, the Company recorded total non-cash brand name intangible asset impairment charges of $1,749 million and $1,108 million related to the July 1, 2008 and fourth quarter 2008 evaluation dates, respectively. In addition, during the period from January 1, 2009 to June 9, 2009, the Company concluded that the carrying value of certain brand name intangible assets exceeded their estimated fair values as of June 9, 2009. Accordingly, the Company recorded a non-cash brand name intangible asset impairment charge of $844 million. The impairment charges relate to the Automotive segment and are included in Impairment of Brand Name Intangible Assets in the accompanying Consolidated Statements of Operations.

The Company's intangible assets include its indefinite-lived brand names, as well as intangible assets with finite useful lives subject to amortization. The assets subject to amortization primarily represent the dealer network, favorable purchasing arrangements and operating lease contracts, patented and unpatented technology and software. For the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, additions of $52 million and $250 million, respectively, were recognized with a weighted-average amortization period of seven years and eight years, respectively.

The components of the Company's intangible assets, which include the favorable/(unfavorable) effects of net foreign currency translations of $9 million and ($29) million as of June 9, 2009 and December 31, 2008, respectively, are summarized below (in millions of dollars):

	Range of Useful lives (years)	June 9, 2009
		Gross Carrying Amount	Accumulated Amortization	Impairment	Net Intangible Assets
Brand names	Indefinite	$2,283	$-	$844	$1,439
Dealer network	23	645	50	-	595
Patented and unpatented technology	1 – 15	234	101	-	133
Favorable operating lease contracts	5 – 18	207	175	-	32
Software and other	1 – 15	671	251	-	420

Total		$4,040	$577	$844	$2,619

	Range of Useful lives (years)	December 31, 2008
		Gross Carrying Amount	Accumulated Amortization	Impairment	Net Intangible Assets
Brand names	Indefinite	$5,141	$-	$2,857	$2,284
Dealer network	23	638	39	-	599
Patented and unpatented technology	1 – 15	234	79	-	155
Favorable operating lease contracts	5 – 18	189	141	-	48
Software and other	1 – 15	621	211	-	410

Total		$6,823	$470	$2,857	$3,496

The following presents the amount of intangible asset amortization expense included in the respective financial statement captions of the accompanying Consolidated Statements of Operations (in millions of dollars):

	Financial Statement Caption	Period from January 1, 2009 to June 9, 2009	Year Ended December 31, 2008
Favorable operating lease contracts	Revenues, net	$18	$165
Patented and unpatented technology, intellectual property, software and other	Cost of sales	62	207
Dealer network	Selling, administrative & other expenses	12	47

	Total	$92	$419

Based on the gross carrying amount of intangible assets as of June 9, 2009, the estimated future amortization expense for the next five years is as follows (in millions of dollars): remainder of 2009 - $135 ; 2010 - $175 ; 2011 - $129 ; 2012 - $87 and 2013 - $72.